Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
The Company committed to certain cost reductions in 2010 and 2012, including planned workforce reductions and restructuring of certain functions. The Company has taken these specific actions in order to more strategically align the Company’s operating, selling, general and administrative costs relative to revenues.
2010 Cost Reduction Initiative
In 2010, the Company committed to a cost reduction initiative (the “2010 Cost Reduction Initiative”) primarily related to the restructuring of certain functions within the Company’s EMEA operations in order to improve the operational and administrative efficiency of its EMEA operations. As of December 31, 2014, the Company has substantially completed the 2010 Cost Reduction initiative, with total costs incurred of approximately $3.9 million. Future cash payments of approximately $0.3 million are expected in connection with this initiative, all of which are expected to be paid within the next twelve months. For the twelve months ended December 31, 2014, a reduction to restructuring costs of $0.1 million is included in selling, general and administrative expenses. No restructuring costs were incurred during the twelve months ended December 31, 2013. For the twelve months ended December 31, 2012, restructuring costs incurred of $0.2 million are included selling, general and administrative expenses.
2012 Cost Reduction Initiative
In 2012, the Company committed to another cost reduction initiative (the “2012 Cost Reduction Initiative”) related to further restructuring of its European operations within EMEA. This restructuring initiative included additional workforce reductions throughout the Company’s operating, selling, general and administrative functions. The Company took these specific actions in order to further reduce administrative and overhead expenses and streamline its European operations’ structure for improved operational efficiencies in response to the challenging economic conditions in the region. As of December 31, 2014, the Company has substantially completed the 2012 Cost Reduction Initiative, with total restructuring costs incurred of approximately $3.2 million, which primarily relates to one-time termination benefits. Future cash payments in connection with this initiative are expected to be insignificant. For the twelve months ended December 31, 2014 and 2013, reductions to restructuring costs of $41,000 and $0.1 million, respectively, are included in operating costs. For the year ended December 31, 2012, restructuring costs of $2.3 million and $1.1 million are included in operating costs and selling, general and administrative expenses, respectively.
Estimated and actual expenses including severance, lease cancellations, and other restructuring costs, in connection with these initiatives, have been recognized in accordance with FASB ASC 420-10, Exit or Disposal Cost Obligations, and FASB ASC 712-10, Nonretirement Postemployment Benefits.
Restructuring costs (adjustments) associated with the cost reduction initiatives for the years ended December 31, consisted of the following (in thousands), all of which were associated with the EMEA region in the Technical Services segment:

	2014	2013	2012
Severance and benefit costs	$(65)	$(91)	$3,102
Lease termination costs	(53)	—	136
Other restructuring costs	—	—	339
Total	$(118)	$(91)	$3,577

The activity related to reserves associated with the cost reduction initiatives for the year ended December 31, 2014, is as follows (in thousands):

	Reserve at December 31, 2013	Charges (Adjustments)	Cash (payments) refunds	Foreign currency adjustments	Reserve at December 31, 2014
2010 Initiative
Severance and benefit costs	$330	$(55)	$53	$(35)	$293
Lease termination costs	24	(22)		(2)	—
Other restructuring costs	1	—	(1)	—	—
2012 Initiative
Severance and benefit costs	2	(10)	10	—	2
Lease termination costs	34	(31)	—	(3)	—
Other restructuring costs	—	—	—	—	—
Total	$391	$(118)	$62	$(40)	$295
The activity related to reserves associated with the cost reduction initiatives for the year ended December 31, 2013, is as follows (in thousands):

	Reserve at December 31, 2012	Charges (Adjustments)	Cash (payments) refunds	Foreign currency adjustments	Reserve at December 31, 2013
2010 Initiative
Severance and benefit costs	$436	$—	$(113)	$7	$330
Lease termination costs	24	—	(1)	1	24
Other restructuring costs	19	—	(18)	—	1
2012 Initiative
Severance and benefit costs	1,533	(91)	(1,421)	(19)	2
Lease termination costs	76	—	(42)	—	34
Other restructuring costs	33	—	(33)	—	—
Total	$2,121	$(91)	$(1,628)	$(11)	$391

Total workforce reductions in which severance costs were incurred related to the 2010 and 2012 cost reduction initiatives included terminations for 138 employees, all of which were in the EMEA region of Company’s Technical Services segment.